Loans And Allowance For Credit Losses (Troubled Debt Restructurings By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 282,665	[1]	¥ 339,296	[2]
Troubled debt restructurings, Post-modification outstanding recorded investment	258,345	[1]	336,683	[2]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	29,904		14,680
Troubled debt restructurings, Outstanding recorded investment balances	907,744		1,026,880
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	175,011	[1],[3],[4]	222,125	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	151,505	[1],[3],[4]	222,125	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	22,503	[3],[4]	6,741	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	528,133	[3],[4]	567,926	[3],[5]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	93,968	[1],[3],[4]	131,105	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	70,462	[1],[3],[4]	131,105	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	11,644	[3],[4]	2,729	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	257,049	[3],[4]	247,133	[3],[5]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	3,435	[1],[3],[4]	3,921	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	3,435	[1],[3],[4]	3,921	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	86	[3],[4]
Troubled debt restructurings, Outstanding recorded investment balances	13,751	[3],[4]	15,130	[3],[5]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	21,977	[1],[3],[4]	17,409	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	21,977	[1],[3],[4]	17,409	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,174	[3],[4]	1,444	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	64,028	[3],[4]	54,221	[3],[5]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	13,149	[1],[3],[4]	12,564	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	13,149	[1],[3],[4]	12,564	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,481	[3],[4]	295	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	57,480	[3],[4]	74,777	[3],[5]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	32,458	[1],[3],[4]	42,061	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	32,458	[1],[3],[4]	42,061	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	5,834	[3],[4]	1,024	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	95,809	[3],[4]	122,986	[3],[5]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	1	[1],[3],[4]	889	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	1	[1],[3],[4]	889	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment			330	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	1,156	[3],[4]	1,329	[3],[5]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	1,802	[1],[3],[4]	8,442	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	1,802	[1],[3],[4]	8,442	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,639	[3],[4]	434	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	11,996	[3],[4]	21,246	[3],[5]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	4,414	[1],[3],[4]	1,927	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	4,414	[1],[3],[4]	1,927	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	152	[3],[4]	415	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	10,496	[3],[4]	10,321	[3],[5]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	3,807	[1],[3],[4]	3,807	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	3,807	[1],[3],[4]	3,807	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	493	[3],[4]	70	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	16,368	[3],[4]	20,783	[3],[5]
Commercial [Member] | Foreign-excluding MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment			10,142	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment			10,142	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment			419	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances			103,157	[3],[5]
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	20,175	[1],[3],[4]
Troubled debt restructurings, Post-modification outstanding recorded investment	20,175	[1],[3],[4]
Troubled debt restructurings, Outstanding recorded investment balances	114,275	[3],[4]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	7,616	[1],[3],[4]	524	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	7,616	[1],[3],[4]	524	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment			509	[3],[5]
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	32,777	[1],[3],[4]	50,005	[2],[3],[5]
Troubled debt restructurings, Post-modification outstanding recorded investment	32,777	[1],[3],[4]	50,005	[2],[3],[5]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	474	[3],[4]	349	[3],[5]
Troubled debt restructurings, Outstanding recorded investment balances	99,359	[3],[4]	178,576	[3],[5]
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	17,141	[1],[4],[6]	26,409	[2],[5],[7]
Troubled debt restructurings, Post-modification outstanding recorded investment	16,869	[1],[4],[6]	26,055	[2],[5],[7]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	4,015	[4],[6]	4,507	[5],[7]
Troubled debt restructurings, Outstanding recorded investment balances	103,614	[4],[6]	124,373	[5],[7]
Troubled debt restructurings on nonaccrual loans, Outstanding recorded investment balances	51,780		63,178
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	29,945	[1],[4],[6]	30,091	[2],[5],[7]
Troubled debt restructurings, Post-modification outstanding recorded investment	29,403	[1],[4],[6]	27,832	[2],[5],[7]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,912	[4],[6]	2,155	[5],[7]
Troubled debt restructurings, Outstanding recorded investment balances	62,363	[4],[6]	52,848	[5],[7]
Troubled debt restructurings on nonaccrual loans, Outstanding recorded investment balances	23,697		18,079
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		[1],[6]
Troubled debt restructurings, Post-modification outstanding recorded investment		[1],[6]
Troubled debt restructurings that subsequently defaulted, Recorded Investment		[6]
Troubled debt restructurings, Outstanding recorded investment balances		[6]

[1]	From the fiscal year ended March 31, 2014, the MUFG Group started to report the amounts of TDRs which include only the first modification for those which are modified more than once during the same period, in place of the previously reported amounts which include accumulated loan modification activity, such as reduction in stated rate or extension of stated maturity date, that may occur on multiple occasions during the same period.
[2]	From the fiscal year ended March 31, 2014, the MUFG Group started to report the amounts of TDRs which include only the first modification for those which are modified more than once during the same period, in place of the previously reported amounts which include accumulated loan modification activity, such as reduction in stated rate or extension of stated maturity date, that may occur on multiple occasions during the same period. The amounts for the fiscal year ended March 31, 2013 were revised to conform to the current year presentation and enable comparisons between the relevant amounts for the fiscal years ended March 31, 2013 and 2014, respectively.
[3]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
[4]	For the fiscal year ended March 31, 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively.
[5]	For the fiscal year ended March 31, 2013, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively.
[6]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2014 are nonaccrual TDRs as follows: ¥51,780 million-Card and ¥23,697 million-MUAH, respectively.
[7]	TDRs for the Card and MUAH segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2013 are nonaccrual TDRs as follows: ¥63,178 million-Card and ¥18,079 million-MUAH, respectively.